Commitments and Contingencies - Schedule of Business Acquisitions by Acquisition, Contingent Consideration (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration [Roll Forward]
Beginning Balance	$ 26	$ 26
Initial estimate of contingent consideration	3	0
Contingent consideration payments	0	0
Change in fair value of contingent consideration	0	0
Ending Balance	$ 29	$ 26